Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Operating and other losses carried forward	$ 552,145	$ 6,589,096
Property, plant and equipment	(210)	1,451,069
Trademark and deferred costs	0	112,245
Total deferred tax assets	551,935	8,152,410
Valuation allowance	(551,935)	(8,152,410)
Net deferred tax assets	$ 0	$ 0